[USAA
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                              F U N D  P R O F I L E
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                                                               November 17, 2003


                                USAA INDEX FUNDS
                           EXTENDED MARKET INDEX FUND
                              NASDAQ-100 INDEX FUND
                       S&P 500 INDEX FUND (MEMBER SHARES)


     The Index Funds (the Funds) described in this Fund Profile are no-load mutual funds offered by USAA Investment Management Company (IMCO), each with a separate investment objective that seeks to match, before fees and expenses, the performance of a particular index.

     An investment in any of these Funds is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     This profile summarizes key information about each Fund that is included in each Fund's prospectus. Each Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain a prospectus and other information about each Fund at no cost by calling
     (800) 531-8181 or by visiting our web site at USAA.COM.

FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THIS FUND PROFILE.

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES
AND MAIN STRATEGIES?

EXTENDED MARKET INDEX FUND

     The Fund seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index. The Wilshire 4500 Index measures the performance of all small- and mid-cap stocks as measured by the Wilshire 5000 Index less the stocks in the S&P 500 Index. The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

     We are the Fund's investment adviser. Unlike other mutual funds that directly acquire and manage their own portfolio securities, we will attempt to achieve the objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio), which is a separate fund advised by Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P., with a substantially similar investment objective. Therefore, your interest in the Extended Market Portfolio's securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

     To track the Wilshire 4500 Index as closely as possible, under normal market conditions, MLQA will normally invest at least 80% of the Extended
     Market Portfolio's assets in stocks of companies or other financial instruments that are included in or correlated with securities in the Wilshire 4500 Index. In seeking to mirror the performance of the Wilshire 4500 Index, MLQA attempts to allocate the Extended Market Portfolios investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Wilshire 4500 Index as a whole. It will not be MLQA's intent, however, to fully replicate the Wilshire 4500 Index, because the index includes more than 6,000 stocks. MLQA may exclude any Wilshire 4500 Index stock from the Extended Market Portfolio due to that stock's illiquidity, high transaction costs, or small weighting in the index.


NASDAQ-100 INDEX FUND

     The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index

2                                                    Fund Profile -- Index Funds
     represents one hundred of the largest nonfinancial stocks traded on The Nasdaq Stock Market. The Fund's Board of Directors may change the Funds investment objective without shareholder approval.

     We are the Fund's investment adviser. We have retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets.

     Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets, including any borrowings for investment purposes, in the equity securities of companies composing the Nasdaq-100 Index.

     The Nasdaq-100 Index represents the largest and most active nonfinancial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

     NTI will normally invest in all the equity securities in the Nasdaq-100 Index in roughly the same proportions as their weightings in the index. While NTI attempts to replicate the index, there may be times when the Fund and the index do not match exactly. At times, NTI may purchase a security not included in the Nasdaq-100 Index when it is believed to be a cost-efficient way of approximating the index's performance, for example, in anticipation of a security being added to the index.

S&P 500 INDEX FUND

     The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. The S&P 500 Index emphasizes stocks of large U.S. companies. The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

     We are the Fund's investment adviser. We have retained NTI to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Funds objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

     In seeking to mirror the performance of the S&P 500 Index, NTI attempts to allocate the Fund's investments among stocks in approximately the same weightings as the S&P 500 Index, beginning with the stocks that make up the larger portion of the index's value. The Fund is rebalanced as required to maintain tight tracking against index weightings and risk factors as well as cash flow and index changes. NTI may exclude or remove any S&P stock from the Fund, if NTI believes that the stock is

Fund Profile -- Index Funds                                                    3
     illiquid  or  has  been   impaired  by   financial   conditions   or  other
     extraordinary events.

     Additional information about each Fund's investments is available in each Fund's annual and semiannual reports to shareholders. In each Funds annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain these reports at no cost by calling (800) 531-8181.

WHAT ARE THE MAIN RISKS OF INVESTING IN THESE FUNDS?

RISKS THAT APPLY TO ALL FUNDS

     STOCK MARKET RISK

     Because the Funds invest in equity securities, they are subject to stock market risk. Stock prices in general may decline over short or even extended periods regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

     CASH FLOW AND TRACKING ERROR RISK

     While the Funds and the Extended Market Portfolio attempt to match the performance of particular indexes as closely as possible, the ability of the Funds and the Extended Market Portfolio to meet their respective investment objectives depends to some extent on the cash flow in and out of the Funds and the Extended Market Portfolio. Each Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. When a shareholder buys or sells shares of a Fund, the Fund (or the Extended Market Portfolio in the case of the Extended Market Index Fund) generally has to buy or sell stocks in its portfolio. Changes in a Funds cash flow affect how closely that Fund will mirror its comparable index. Because of the differences between the indexes and the Fund's portfolios, the Funds may not track the indexes perfectly.

     MANAGEMENT RISK

     Each Fund is subject to management risk in that there is no guarantee that the investment techniques and risk analyses used by each Fund's manager will produce the desired results.

4                                                    Fund Profile -- Index Funds

     RISKS THAT APPLY PRIMARILY TO THE EXTENDED MARKET INDEX FUND

     MASTER-FEEDER STRUCTURE RISK

     As a feeder fund in a master-feeder structure, the Extended Market Index Fund is subject to certain risks. Actions of larger feeder funds may materially affect smaller feeder funds investing in the Extended Market Portfolio. For example, if a large feeder fund withdraws from the Extended Market Portfolio, the remaining funds may experience proportionately higher operating expenses, resulting in lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors). Additionally, the Extended Market Portfolio may own fewer stocks than that of the market index, resulting in increased portfolio risk. Also, feeder funds with a greater pro rata ownership in the Extended Market Portfolio could have effective voting control of the operations of the Extended Market Portfolio.

     SMALL- AND MID-CAPITALIZATION RISK

     Small- and mid-cap companies may be more vulnerable than larger companies to adverse business or economic developments. These companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in securities of larger companies. In addition, small- and mid-cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects.

     RISKS THAT APPLY PRIMARILY TO THE NASDAQ-100 INDEX FUND

     SECTOR RISK

     The returns from a specific type of security may trail returns from other asset classes or the overall market. For example, the stocks that make up the Nasdaq-100 Index are currently heavily weighted in the technology sectors. High volatility or poor performance of the sectors will directly affect the Nasdaq-100 Index Funds performance. Sectors will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

     NONDIVERSIFICATION RISK

     The Nasdaq-100 Index Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers,

Fund Profile -- Index Funds                                                    5
     the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

     FOREIGN INVESTING RISK

     Because the Nasdaq-100 Index Fund may invest in securities of foreign issuers, it is subject to the risks of foreign investing. These risks include currency exchange rate fluctuations; increased price volatility; different accounting, reporting, and disclosure requirements; and political or social instability.


     Because any investment involves risk, there is no assurance the Funds will achieve their objectives. As you consider an investment in these Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is also a risk of investing in these Funds.

COULD THE VALUE OF YOUR INVESTMENT
IN THESE FUNDS FLUCTUATE?

     Yes, it could. The value of your investment in any of these Funds will fluctuate with the changing market value of the investments in that Fund's portfolio. The following bar charts and tables illustrate each Fund's volatility and performance from year to year for each full calendar year since that Fund's inception and show how each Fund's average annual total returns for the periods indicated compared to those of relevant securities market indexes.

     The after-tax returns in the tables are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on that Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax

6                                                    Fund Profile -- Index Funds
     situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

     Remember, historical performance (before and after taxes) does not indicate what will happen in the future.

EXTENDED MARKET INDEX FUND


BAR CHART

              CALENDAR YEAR          TOTAL RETURN
                   2001*                -9.03%
                   2002                -18.20%

             *Fund began operations on October 27, 2000.

                           NINE-MONTH YTD TOTAL RETURN
                                26.32% (9/30/03)
      BEST QUARTER*                                      WORST QUARTER*
      18.93% 4th Qtr. 2001                        -20.27% 3rd Qtr. 2001

     * Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

                          AVERAGE ANNUAL TOTAL RETURNS
                    For the Periods Ended September 30, 2003

                                                        SINCE INCEPTION
  EXTENDED MARKET INDEX FUND            PAST 1 YEAR            10/27/00
============================================================================
  Return Before Taxes                        33.36%              -4.27%

  Return After Taxes
  on Distributions                           33.13%              -4.58%

  Return After Taxes on
  Distributions and Sale
  of Fund Shares                             21.64%              -3.80%
============================================================================
  Wilshire 4500 Index (reflects no
  deduction for fees, expenses, or taxes)    33.81%             -16.78%

Fund Profile -- Index Funds                                                    7

NASDAQ-100 INDEX FUND

BAR CHART

              CALENDAR YEAR          TOTAL RETURN
                   2001*               -33.48%
                   2002                -37.90%

             *Fund began operations on October 27, 2000.


                           NINE-MONTH YTD TOTAL RETURN
                                31.63% (9/30/03)
      BEST QUARTER*                                      WORST QUARTER*
      34.46% 4th Qtr. 2001                        -36.33% 3rd Qtr. 2001

      * Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.


                          AVERAGE ANNUAL TOTAL RETURNS
                    For the Periods Ended September 30, 2003

                                                        SINCE INCEPTION
  NASDAQ-100 INDEX FUND                 PAST 1 YEAR            10/27/00
============================================================================
  Return Before Taxes                        55.47%             -26.11%

  Return After Taxes
  on Distributions                           55.47%             -26.12%

  Return After Taxes on
  Distributions and Sale
  of Fund Shares                             36.06%             -21.06%
============================================================================
  Nasdaq-100 Index (reflects no
  deduction for fees, expenses, or taxes)    56.60%               9.46%

8                                                    Fund Profile -- Index Funds

S&P 500 INDEX FUND  -- MEMBER SHARES


BAR CHART

              CALENDAR YEAR          TOTAL RETURN
                   1997*               33.03%
                   1998                28.62%
                   1999                20.67%
                   2000                -9.28%
                   2001               -12.09%
                   2002               -22.19%

             *Fund began operations on May 1, 1996.



                           NINE-MONTH YTD TOTAL RETURN
                                14.24% (9/30/03)
      BEST QUARTER*                                      WORST QUARTER*
      21.33% 4th Qtr. 1998                        -17.29% 3rd Qtr. 2002

      * Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.



                          AVERAGE ANNUAL TOTAL RETURNS
                    For the Periods Ended September 30, 2003

                                                            SINCE INCEPTION
  S&P 500 INDEX FUND            PAST 1 YEAR   PAST 5 YEARS           5/1/96
============================================================================
  Return Before Taxes              23.90%         0.75%           7.51%

  Return After Taxes
  on Distributions                 23.23%         0.11%           6.85%

  Return After Taxes on
  Distributions and Sale
  of Fund Shares                   15.49%         0.34%           6.22%
===========================================================================
  S&P 500 Index (reflects no
  deduction for fees, expenses,
  or taxes)                        24.37%         1.00%           7.49%

Fund Profile -- Index Funds                                                    9

FEES AND EXPENSES

     This summary shows what it will cost you, directly or indirectly, to invest in each of these Funds.

     SHAREHOLDER TRANSACTION EXPENSES DIRECT COSTS

     There are no fees or sales loads charged to your Fund account when you buy or sell shares of these Funds. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

     With respect to the S&P 500 Index Fund, USAA Shareholder Account Services, the Fund's transfer agent, assesses a $10 annual account maintenance fee to allocate part of the fixed costs of maintaining shareholder accounts. We deduct $2.50 per quarter from your account to pay the annual fee. We will waive this fee if you maintain an account balance of $10,000 or more.

     ANNUAL FUND OPERATING EXPENSES INDIRECT COSTS

     Fund expenses come out of a Fund's assets and are reflected in the Fund's share price and dividends. "Other expenses" include expenses such as custodian, administration and servicing (except for Extended Market Index
     Fund), and transfer agent fees. The figures below are based upon the actual expenses of each Fund, before reimbursements, and show actual expenses deducted from each Fund's assets during the past fiscal year ended December 31, 2002, and are calculated as a percentage of average net assets (ANA).

EXTENDED MARKET        MANAGEMENT     DISTRIBUTION   OTHER      TOTAL ANNUAL
INDEX FUND               FEES         (12B-1) FEES  EXPENSES OPERATING EXPENSES
--------------------------------------------------------------------------------
                         .39%          None         .93%          1.32%a,b

NASDAQ-100             MANAGEMENT     DISTRIBUTION   OTHER      TOTAL ANNUAL
INDEX FUND               FEES         (12B-1) FEES  EXPENSES OPERATING EXPENSES
--------------------------------------------------------------------------------
                         .20%          None         1.17%         1.37%c,e

S&P 500                Management     Distribution   Other      Total Annual
Index Fund               Fees         (12b-1) Fees  Expenses Operating Expenses
--------------------------------------------------------------------------------
                         .10%          None         .22%           .32%d,e


     a Total Annual Operating Expenses and the Example of Effect of the Fund's Operating Expenses below reflect the aggregate operating expenses (before reimbursements) of both the Extended Market Index Fund and the Extended Market Portfolio.

10                                                   Fund Profile -- Index Funds
     b We have voluntarily agreed to limit the Extended Market Index Fund's Total Annual Operating Expenses to 0.50% of the Fund's ANA and to reimburse the Fund for all expenses this reimbursement, the Fund's Actual Total Annual Operating Expenses were as follows:

                                                 ACTUAL TOTAL ANNUAL
                   TOTAL ANNUAL                  OPERATING EXPENSES
                     OPERATING      REIMBURSEMENT       AFTER
                     EXPENSES         FROM IMCO     REIMBURSEMENT
              -------------------------------------------------------------

                       1.32%            .82%            .50%


     c We have voluntarily agreed to limit the Nasdaq-100 Index Fund's Total Annual Operating Expenses to 1.00% of the Fund's ANA, as shown below, excluding credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. We can modify or terminate this arrangement at any time. With this reimbursement, the Fund's Actual Total Annual Operating Expenses were as follows:

                                                 ACTUAL TOTAL ANNUAL
                   TOTAL ANNUAL                  OPERATING EXPENSES
                     OPERATING      REIMBURSEMENT       AFTER
                     EXPENSES         FROM IMCO     REIMBURSEMENT
              -------------------------------------------------------------

                       1.37%            .37%            1.00%

     d We have voluntarily agreed to limit the Total Annual Operating Expenses of the S&P 500 Index Fund's Member Shares to 0.35% of the ANA of Member Shares, excluding credits from fee offset arrangements, and will reimburse the Member Shares for certain expenses in excess of that amount. We can modify or terminate this arrangement at any time. If the Fund's Member Shares' Total Annual Operating Expense ratio is lower than 0.35%, the Member Shares will operate at the lower expense ratio.

     e Through fee offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. These fee offset arrangements had no affect on the Fund's total expense ratio for the most recent fiscal year.

     EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

     This example is intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming:

     [ ]  a 5% annual return,

     [ ] the Fund's operating expenses (before any applicable fee offset or reimbursement) remain the same, and

     [ ]  you redeem all of your shares at the end of the periods shown.


  EXTENDED MARKET INDEX FUND      1 YEAR    3 YEARS      5 YEARS    10 YEARS
================================================================================
                                   $134       $418        $723       $1,590

  NASDAQ-100 INDEX FUND           1 YEAR    3 YEARS      5 YEARS    10 YEARS
================================================================================
                                   $139       $434        $750       $1,646

  S&P 500 INDEX FUND              1 YEAR    3 YEARS      5 YEARS    10 YEARS
================================================================================
                                    $33       $103        $180        $406

Fund Profile -- Index Funds                                                   11

WHO ARE THE INVESTMENT ADVISERS OF THE FUNDS?

     USAA Investment Management Company serves as the manager of these Funds.

     At the present time, the Extended Market Index Fund seeks to achieve its investment objective by investing all of the Fund's assets in the Extended Market Portfolio. Merrill Lynch Quantitative Advisers is the Extended Market Portfolios investment adviser.

     Northern Trust Investments, N.A. (NTI) is the subadviser of both the S&P 500 Index Fund and the Nasdaq-100 Index Fund. In this capacity, NTI handles the day-to-day discretionary management of these Funds' assets.

HOW DO I BUY SHARES?

     You may complete the enclosed application and return it to us with your check. If you prefer to open your account by exchange or bank wire, simply call us at (800) 531-8181 for instructions.

     The minimum initial investment of each Fund is $3,000 ($2,000 for IRAs). Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

HOW DO I SELL SHARES?

     You may redeem all or a portion of your Fund shares on the Internet, by written request, telephone, fax, or telegram on any day the net asset value per share is calculated.

HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Extended Market Index Fund and the Nasdaq-100 Index Fund pay net investment income dividends annually. The S&P 500 Index Fund pays net investment income dividends quarterly. Ordinarily, any net realized capital gain distributions will be paid in December of each year. Distributions are automatically reinvested in additional shares unless you specify otherwise. Dividends from net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of those dividends are expected to be eligible for the reduced maximum federal income tax rate on "qualified dividend income" received by individuals (recently enacted under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (2003 Tax Act)). Regardless of the

12                                                   Fund Profile -- Index Funds
     length of time you have held Fund shares, distributions of net realized gains (I.E., are taxable as long-term capital gains whether received in cash or reinvested in additional shares. Under the 2003 Tax Act, a 15% maximum federal income tax rate will apply to Fund distributions to individual shareholders of net capital gain it recognizes on sales or exchanges between May 6, 2003, and May 31, 2009, of capital assets it holds for more than one year. Because each investors tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

     WITH RESPECT TO THE S&P 500 INDEX FUND ONLY, if your account balance is less than $10,000, the transfer agent will automatically deduct a $10 annual account maintenance fee from your account. The $10 account maintenance fee is deducted at a rate of $2.50 per quarter. The account maintenance fee may be deducted from the dividend income paid to your account or a sufficient number of shares may be redeemed from your account to pay the account maintenance fee. Any account maintenance fee deducted from the dividend income paid to your account will be treated as taxable income even though not received by you. The annual account maintenance fee may be changed upon at least 30 days notice to you.

WHAT SERVICES ARE  AVAILABLE?

     We provide a wide variety of services including:

        [ ]  Internet access USAA.COM

        [ ]  account information and assistance

        [ ]  24-hour automated telephone services through TouchLine

        [ ]  periodic statements and reports

        [ ]  automatic investment plans

        [ ]  free exchanges among USAA Funds

OUR CUSTOMER SERVICE REPRESENTATIVES ARE AVAILABLE TO ASSIST YOU, CALL TOLL FREE
(800) 531-8181, MONDAY THROUGH FRIDAY FROM 7 A.M. TO 10 P.M. CT, SATURDAY FROM 8:30 A.M. TO 5 P.M. CT, AND SUNDAY FROM 10:30 A.M. TO 7 P.M. CT.

Fund Profile -- Index Funds                                                   13
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               USAA         WE KNOW WHAT IT MEANS TO SERVE. (R)
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               LOGO (R)       INSURANCE * MEMBER SERVICES

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